Total
Wilmington Large-Cap Strategy Fund
WILMINGTON LARGE-CAP STRATEGY FUND SUMMARY
Investment Goal
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Wilmington Large-Cap Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wilmington Large-Cap Strategy Fund Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.62%
Fee Waivers and/or Expense Reimbursements	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.25%
[1]	Restated to reflect current fees.
[2]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Wilmington Large-Cap Strategy Fund | Class I | USD ($)	26	161	309	739

Portfolio Turnover
The Fund pays
transaction
costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of the portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies (primarily common stocks). Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($3.6 billion as of June 30, 2021), or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution.
The Fund’s investment advisor determines the tactical allocation of the Fund’s assets based on forecasts of asset risk and return profiles derived from a combination of fundamental, quantitative and macroeconomic inputs. The tactical allocations may be based on one or more factors, such as economic sector, industry, investment style (e.g., growth or value), market capitalization (e.g., mega-cap or large/midcap), or security valuation measure (e.g., price/earnings ratio). Currently, the investment advisor’s tactical allocation is based primarily on the economic sectors of the Fund’s benchmark index (Russell 1000 Index).
Once the investment advisor determines the tactical allocations, the sub-advisor uses quantitative models to construct a portfolio by investing in a representative sample of securities having the factor characteristic, or belonging to the sector/industry of the benchmark index (or another index of large-capitalization companies) to which the investment adviser has made an allocation, weighted in accordance with that allocation. The return for each component of the portfolio is intended to correlate closely with the return for the corresponding component of the applicable benchmark index. The sub-advisor will use quantitative
analytical tools to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will equal or exceed that of the benchmark index.

Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•
Asset Allocation Risk
. The Advisor’s allocation decisions among various categories of investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions.
The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocations will produce the desired results. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies and you could lose money on your investment in the Fund as a result of these allocation decisions.

•
Style/Sector/Factor Risk
. Different investment styles and factors tend to shift in and out of favor depending on market conditions and investor sentiment. The Fund’s approach to investing on the basis of sector and/or industry selection, factor selection, or style could cause it to underperform other stock funds that employ a different basis for investing.

•	Stock Market Risk . The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The returns presented for the Fund for periods
prior
to March 9, 2012
reflect
the performance of a former series of WT Mutual Fund, also known as the Wilmington Large-Cap Strategy Fund (the “Predecessor Fund”). The Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares Performance Over 10 Years

Best Quarter 21.67% 6/30/2020 Worst Quarter (19.91)% 3/31/2020
The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 15.00%.
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Wilmington Large-Cap Strategy Fund		1 Year	5 Years	10 Years
Class I Shares		20.98%	15.25%	13.88%
Class I Shares | Return After Taxes on Distributions	[1]	18.40%	13.87%	12.69%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.05%	11.99%	11.33%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		20.96%	15.59%	14.01%
[1]	After-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.